Supplemental Cashflow Information (Schedule of Changes in Liabilities Arising from Financing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amortization of discount	$ 1,883	$ 2,081
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	119,850	109,430
Additions		65,000
Interest	845	420
Payments	(32,288)	(55,000)
Acquisition of Roxgold	31,711
Transaction costs	(3,036)
Liabilities arising from financing activities at end of period	117,082	119,850
Convertible Debenture
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	38,766	37,105
Interest	1,641	1,661
Liabilities arising from financing activities at end of period	40,407	38,766
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	19,497	23,879
Additions	7,397	2,684
Interest	2,336	1,920
Payments	(11,928)	(8,438)
Terminations	(1,203)	(497)
Acquisition of Roxgold	13,597
Foreign exchange	(291)	(51)
Liabilities arising from financing activities at end of period	29,405	19,497
Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	1,260	894
Additions	508	176
Interest	1,018	563
Payments	(2,105)	(560)
Change in fair value	777	187
Liabilities arising from financing activities at end of period	$ 1,458	$ 1,260